Income Taxes - Schedule of Deferred Income Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2015 MXN ($)
Disclosure of income taxes [Line Items]
Deferred income taxes, net	$ (10,657)	$ (9,720)	$ (1,016)		$ (2,063)
Deferred tax asset	(16,543)	(15,853)		$ (843)
Deferred tax liability	5,886	6,133		$ 300
Deferred income tax related to consolidated statement of income	(296)	(8,355)	(5,589)
Deferred tax income net recorded in share of the profit of equity accounted investees	(15)	(24)	(71)
Deferred tax income, net	(311)	(8,379)	(5,660)
Allowance for doubtful accounts [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(416)	(152)
Deferred income tax related to consolidated statement of income	93	16	(17)
Inventory [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	80	(151)
Deferred income tax related to consolidated statement of income	(27)	(71)	(151)
Other current assets [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	75	101
Deferred income tax related to consolidated statement of income	(31)	34	(80)
Property, plant and equipment [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(3,841)	(2,733)
Deferred income tax related to consolidated statement of income	(851)	(2,349)	670
Investments in equity accounted investees [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(5,979)	(6,989)
Deferred income tax related to consolidated statement of income	40	(5,094)	75
Other assets [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	212	254
Deferred income tax related to consolidated statement of income	(82)	(155)	234
Finite useful lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	271	894
Deferred income tax related to consolidated statement of income	627	207	(1,506)
Indefinite lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	10,331	9,957
Deferred income tax related to consolidated statement of income	758	968	7,391
Post-employment and other long-term employee benefits [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(1,058)	(965)
Deferred income tax related to consolidated statement of income	(148)	(77)	(34)
Derivative financial instruments [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	21	84
Deferred income tax related to consolidated statement of income	(63)	(171)	128
Provisions [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(2,761)	(3,500)
Deferred income tax related to consolidated statement of income	1,122	(636)	(411)
Temporary non-deductible provision [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(1,400)	(222)
Deferred income tax related to consolidated statement of income	(293)	(144)	(9,118)
Employee profit sharing payable [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(403)	(351)
Deferred income tax related to consolidated statement of income	(27)	(11)	(29)
Tax loss carry forwards [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(9,558)	(10,218)
Deferred income tax related to consolidated statement of income	(927)	(547)	(1,693)
Tax credits to recover [Member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	(1,855)	(2,308)
Deferred income tax related to consolidated statement of income	(109)	(1,059)	(1,150)
Other comprehensive income [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	229	239
Deferred income tax related to consolidated statement of income	(54)	(224)
Exchange differences on translation of foreign operations in OCI [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	5,202	7,168
Other liabilities [member]
Disclosure of income taxes [Line Items]
Deferred income taxes, net	193	(828)
Deferred income tax related to consolidated statement of income	$ (324)	$ 948	$ 102

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3